Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended
	Mar. 22, 2019 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 £ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of option | £ / shares						£ 0.00001
Award vesting period				4 years
Maximum term of option				10 years
Weighted average grant date fair value of share options granted | $ / shares				$ 8.51
Compensation cost recognized | $				$ 13,753	$ 3,959
Unvested options outstanding | shares		8,231,823		8,231,823
Total unrecognized compensation cost of stock option | $		$ 50,400		$ 50,400
Compensation cost expected to be recognized weighted average period				2 years 8 months 12 days
Total unrecognized compensation cost | $		9,800		$ 9,800
Performance-based Restricted Share Units ("RSUs")
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period				1 year 4 months 24 days
Aggregate fair value of RSUs | $		10,800		$ 10,800
Compensation cost recognized | $		$ 300	$ 0	$ 900	$ 0
2018 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in ordinary shares available for issuance | shares	4,293,278
Shares available for grant | shares		4,881,709		4,881,709
2018 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase in ordinary shares available for issuance | shares	858,656
Shares available for grant | shares		1,645,629		1,645,629